Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Company has implemented a Clawback Policy in accordance with the Nasdaq Rules, to recoup “excess” incentive compensation, if any, earned by current and former executive officers during a three year look back period in the event of a financial restatement due to material noncompliance with any financial reporting requirement under the securities laws (with no fault required). The Company also uses forms of agreements relating to equity grants which also include other drawbacks relating to improper conduct.